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                                                  Filed Pursuant to Rule 497(e)
                                                 Registration File No.: 2-34215

                       SCHRODER CAPITAL FUNDS (DELAWARE)

                        Supplement dated June 19, 2002 to
                        Prospectus dated January 28, 2002

            I. The shareholders of SCHRODER INTERNATIONAL SMALLER COMPANIES FUND have approved the reorganization of the Fund as the Vanguard International Explorer Fund, a series of Vanguard Whitehall Funds. This reorganization is expected to be completed by June 30, 2002. The Fund will continue to be managed after the reorganization by Schroder Investment Management North America Inc. (SIMNA) through an investment advisory agreement between SIMNA and Vanguard Whitehall Funds. After the reorganization, the Fund will be a member of the Vanguard Group of Investment Companies, which consists of more than 100 funds. It is not anticipated that the reorganization will result in any substantial change in the Fund's investment strategy.

         Effective June 19, 2002, the Fund will no longer sell shares to new investors.

         II. On February 11, 2002, Deborah A. Chaplin, CFA and Sheridan P. Reilly, CFA became the portfolio managers of SCHRODER INTERNATIONAL FUND. Ms. Chaplin and Mr. Reilly will share the primary responsibility for making investment decisions for the Fund. Accordingly, the table on page 24 of this Prospectus is replaced in its entirety by the following:


           Fund               Portfolio Manager                     Since                 Recent Professional Experience
----------------------------  ----------------------------  ----------------------   ------------------------------------------
Schroder                      Deborah A. Chaplin            2002                     Employed as an investment Fund
International                                                                        professional at Schroder since
Fund                                                                                 2000. From 1996 to 2000, Ms.
                                                                                     Chaplin was a portfolio manager at
                                                                                     Scudder Kemper Investments. Ms.
                                                                                     Chaplin is an Executive Vice
                                                                                     President of Schroder.

Schroder                      Sheridan P. Reilly            2002                     Employed as an investment Fund
International                                                                        professional at Schroder since
Fund                                                                                 2001. From 2000 to 2001, Mr.
                                                                                     Reilly was Chief Investment
                                                                                     Officer, International Equity, at
                                                                                     Ivy MacKenzie, and from 1995 to
                                                                                     2000 was a portfolio manager at
                                                                                     Scudder Kemper Investments. Mr.
                                                                                     Reilly is an Executive Vice
                                                                                     President of Schroder.

Schroder MidCap Value Fund    Nancy B. Tooke                Inception (1997)         Employed as an investment Fund

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                                                                                     professional at Schroder and its
                                                                                     predecessors since 1989. Ms.
                                                                                     Tooke is an Executive Vice
                                                                                     President of Schroder.

Schroder                      Nancy B. Tooke                Inception (1994)         See above.
Small
Capitalization Value
Fund

Schroder Ultra Fund           Ira L. Unschuld               Inception (1997)         Employed as an investment
                                                                                     professiona at Schroder since
                                                                                     1990. Mr. Unschuld is a Vice
                                                                                     President of Schroder Capital
                                                                                     Funds (Delaware) and an
                                                                                     Executive Vice President of
                                                                                     Schroder.

Schroder U.S.                 Ira L. Unschuld               1997 (sole               See above.
Smaller                                                     manager since
Companies Fund                                              1998)
